Organization and Basis of Presentation - Additional Information (Detail)				1 Months Ended
	Apr. 15, 2011 SolarOne Nantong USD ($)	Apr. 15, 2011 Nantong Hanwha I&E CNY	Apr. 26, 2012 Solar Canada CAD	May 01, 2012 Solar Australia AUD	Dec. 31, 2013 Solar Australia AUD	Jul. 08, 2013 Nantong Tech CNY
Subsidiary or Equity Method Investee [Line Items]
Registered capital	$ 40,000,000	5,000,000	450,000		500,000	500,000
Business acquisition consideration price				16,732
Additional investment after acquisition					450,000
Registered and paid-in capital				50,000
Entity date of incorporation				2012-01
Equity interest ownership percentage				100.00%